INFORMATION ABOUT COMPONENTS OF EQUITY - Capital issued (Details)			3 Months Ended
	Jun. 30, 2021 USD ($) Vote $ / shares shares	Aug. 24, 2020 shares	Jun. 30, 2021 USD ($) Vote $ / shares shares	Nov. 12, 2020 USD ($)	Mar. 14, 2019 USD ($)
Capital issued
Shares issued in exchange of warrants | shares		2,601,954
Shares in reference to the share-based incentives			971,072
Number of own shares repurchased | shares	464,455
Principal amount of convertible notes	$ 49,100,000		$ 49,100,000
Bioceres LLC
Capital issued
Number of instruments or interests issued or issuable					27,116,174
Shares issued in exchange for the acquisition of assets					27,116,174
Bioceres Semillas S.A.U.
Capital issued
Number of instruments or interests issued or issuable					119,443
Shares issued in exchange for the acquisition of assets					119,443
Verdeca
Capital issued
Number of instruments or interests issued or issuable				1,875,000
Shares issued in exchange for the acquisition of assets				1,875,000
Equity Compensation Plan
Capital issued
Stock options granted under share option agreements	2,032,092		2,032,092
Ordinary shares
Capital issued
Number of shares authorised | shares	100,000,000		100,000,000
Par value per share | $ / shares	$ 0.0001		$ 0.0001
Number of shares issued | shares	41,104,087		41,104,087
Number of shares outstanding | shares	41,104,087		41,104,087
Vote per share | Vote	1		1
Preference shares
Capital issued
Number of shares authorised | shares	1,000,000		1,000,000
Par value per share | $ / shares	$ 0.0001		$ 0.0001
Number of shares issued | shares	0		0
Number of shares outstanding | shares	0		0
Original founders of Union | Founder Shares | Bioceres LLC
Capital issued
Number of instruments or interests issued or issuable					862,500
Shares issued in exchange for the acquisition of assets					862,500